Subsequent Events (Details) - USD ($)					1 Months Ended								6 Months Ended		12 Months Ended
		Oct. 06, 2022	Jun. 17, 2022	Dec. 15, 2021	Nov. 15, 2022	Oct. 20, 2022	Jul. 18, 2022	Apr. 20, 2022	Apr. 18, 2022	Mar. 25, 2022	Feb. 28, 2022	Jan. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	[1]												$ 0.09	$ 0.09
Convertible note (in Dollars)				$ 3,380,000
Finance received (in Dollars)		$ 10,000,000
Allotment shares		2,500,000														2,000,000
Warrant shares		2,500,000					2,976,192									2,000,000
Cashless exercise price (in Dollars per share)		$ 0.22														$ 1.24
Existing warrants (in Dollars)							$ 2,000,000									$ 5,750,000	$ 350,000
Purchase warrants share						2,777,777	2,380,953									450,000
Exercise price (in Dollars per share)																$ 6.25
Warrant issued							9,245,239											23,636
Warrant percentage							125.00%
Ordinary shares issued							2,380,953							13,579,032		13,579,032	9,103,924
Outstanding warrant share							6,269,047
Exercisable warrants							9,245,239									12,708	18,037	14,479
Exercise until							Apr. 20, 2028
Ordinary sahre warrants							1,583,457
Ordinary shares, investment			3,200,000			2,777,777				800,000						305,267
Ordinary shares, par value (in Dollars per share)						$ 0.18
Aggregate consideration (in Dollars)						$ 500,000
Warrants exercisable term						5 years
Convertible percentage						10.00%
Reverse stock split					the Company’s shareholders approved, a 35-for-1 consolidation (hereinafter referred to as a reverse stock split of 35:1) of the Company’s ordinary shares pursuant to which holders of the Company’s ordinary shares received one ordinary share for every 35 ordinary share held. All ordinary shares (issued and unissued) will be consolidated on the basis that every 35 ordinary shares of par value $0.09 will be consolidated into one ordinary share of par value $3.15, such that the authorized ordinary share capital of the Company following such consolidation is $315,000,000 divided into 100,000,000 ordinary shares of a par value of $3.15 each. The Company’s shareholders also approved an increase in the Company's share capital by 42,857,143 ordinary shares such that the Company's total authorized share capital will be 100,000,000 ordinary shares going forward.
Non-adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares									6,250,000			2,420,000
Purchase price per ordinary share (in Dollars per share)								$ 1.5	$ 1.5			$ 5
Gross proceeds (in Dollars)								$ 500,000				$ 10,000,000
Warrant excise price (in Dollars per share)									$ 1.5			$ 5
Issuance term									5 years			5 years
Cash (in Dollars)												$ 2,400,000
Face value (in Dollars)												$ 5,800,000
Total Consideration (in Dollars)											$ 5,200,000
Cash paid (in Dollars)											$ 1,200,000
Ordinary shares purchase								416,668	5,000,000
Ordinary shares par value (in Dollars per share)								$ 0.09
Finance received (in Dollars)															$ 10,000,000
Private Placements [Member] | Non-adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares												2,420,000
Aggregate ordinary shares								333,334
Gross proceeds (in Dollars)								$ 7,500,000
Warrants [Member]
Subsequent Events (Details) [Line Items]
Purchase price per ordinary share (in Dollars per share)																$ 1.5
Purchase warrants share																1,100,000
Warrants [Member] | Non-adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares									2,400,000
Purchase price per ordinary share (in Dollars per share)									$ 5
Bottom of range [member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.84
Armistice [Member]
Subsequent Events (Details) [Line Items]
Warrant shares							6,269,047
Exercise price (in Dollars per share)							$ 0.93
Top of range [member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)							0.93
Lind Global [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.93
Exercise until							Apr. 30, 2028
Rubini [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.09

[1]	See also Note 9D.